Property and Equipment (Tables)	6 Months Ended
Jan. 23, 2016
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
Property and equipment, net, consist of the following:

	January 23, 2016	July 25, 2015
	(millions)
Property and Equipment:
Land	$31.4	$30.4
Buildings and improvements	198.7	189.3
Leasehold improvements	931.2	652.7
Furniture, fixtures and equipment	700.8	572.7
Information technology	484.4	356.2
Construction in progress	190.2	148.6
	2,536.7	1,949.9
Less: accumulated depreciation	(932.0)	(779.9)
Property and equipment, net	$1,604.7	$1,170.0

Impairment charges related to long-lived tangible assets by segment
Impairment charges related to long-lived tangible assets by segment are as follows:

	Three Months Ended		Six Months Ended
	January 23, 2016	January 24, 2015	January 23, 2016	January 24, 2015
	(millions)
Justice	$1.4	$4.0	$1.7	$4.7
Lane Bryant	0.9	0.4	0.9	0.6
maurices	0.6	0.7	1.2	1.5
dressbarn	2.5	0.3	3.5	0.4
Total impairment charges	$5.4	$5.4	$7.3	$7.2